Loan Portfolio and Allowance for Credit Losses - Activity in Allowance For Credit Losses on Loans by Portfolio Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan Portfolio and Allowance for Credit Losses [Abstract]
Balance at beginning of period		$ 50,248	$ 48,578	$ 46,032
Total loan charge offs		320	939	547
Total recoveries		777	709	593
Net loans (recoveries) charged off		(457)	230	(46)
Provision for credit losses		1,500	1,900	2,500
Balance at end of period		52,205	50,248	48,578
New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loan charge offs	[1]	159	558	468
Total recoveries	[1]	445	709	566
Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loan charge offs		161	381	79
Total recoveries		332	0	27
Commercial [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Balance at beginning of period		3,420	2,735	2,596
Total loan charge offs		4	441	0
Total recoveries		322	0	129
Net loans (recoveries) charged off		(318)	441	(129)
Provision for credit losses		(657)	1,126	10
Balance at end of period		3,081	3,420	2,735
Commercial [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loan charge offs	[1]	4	127	0
Total recoveries	[1]	7	0	129
Commercial [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loan charge offs		0	314	0
Total recoveries		315	0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Balance at beginning of period		46,636	45,625	43,271
Total loan charge offs		99	328	371
Total recoveries		406	675	417
Net loans (recoveries) charged off		(307)	(347)	(46)
Provision for credit losses		1,952	664	2,308
Balance at end of period		48,895	46,636	45,625
Real Estate Mortgage - 1 to 4 Family [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loan charge offs	[1]	99	311	371
Total recoveries	[1]	389	675	392
Real Estate Mortgage - 1 to 4 Family [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loan charge offs		0	17	0
Total recoveries		17	0	25
Installment [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Balance at beginning of period		192	218	165
Total loan charge offs		217	170	176
Total recoveries		49	34	47
Net loans (recoveries) charged off		168	136	129
Provision for credit losses		205	110	182
Balance at end of period		229	192	218
Installment [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loan charge offs	[1]	56	120	97
Total recoveries	[1]	49	34	45
Installment [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loan charge offs		161	50	79
Total recoveries		$ 0	$ 0	$ 2

[1]	Includes New York, New Jersey, Vermont and Massachusetts.